Intangible assets (Details Narrative) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Amortization expense	$ 6,201	$ 5,866
Non-cash disposals	6,900	1,500
Foreign exchange related gains (losses)	$ 400	$ 3,700
Weighted average amortization period of intangibles purchased	4 years	8 years
Internally generated in-house software in progress	$ 3,100	$ 3,300